Employee compensation and benefits - Movement on HSBC share option plans (Details) - £ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee Compensation And Benefits [Abstract]
Share options outstanding at beginning of period (in shares)	5,782	6,936
Granted and transferred from (to) during the year (in shares)	1,348	(179)
Exercised during the year (in shares)	(2,428)	(173)
Expired during the year (in shares)	(38)	(177)
Forfeited during the year (in shares)	(325)	(625)
Share options outstanding at end of period (in shares)	4,339	5,782
Weighted average remaining contractual life of outstanding share options	2 years 4 months 13 days	2 years 2 months 4 days
WAEP at beginning of period (in GBP per share)	£ 2.91	£ 2.87
Granted during the year (in GBP per share)	4.57	3.96
Exercised during the year (in GBP per share)	2.72	3.36
Expired during the year (in GBP per share)	4.73	4.72
Forfeited during the year (in GBP per share)	2.94	2.98
WAEP at end of period (in GBP per share)	£ 3.51	£ 2.91